Note 10 - Deposits (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Reclassified as Loans Receivable	$ 272,110	$ 511,387
Interest-bearing Domestic Deposit, Brokered	25,576,524	26,298,267
Time Deposits, $100,000 or More	141,900,102	140,832,026
Time Deposits, $250,000 or More	$ 31,755,483	$ 35,750,272